UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year-end:	December 31st
Date of reporting period:	January 1, 2016 to March 31, 2016

Item 1:	Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (76.3%)
Advertising (3.0%)
$425	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	$406,938
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	1,475,000
1,270	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 106.28)(1)	(CCC+, Caa1)	10/15/20	8.375	1,273,175
1,650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 104.50)(1)	(B, B1)	01/15/21	6.000	1,695,375

					4,850,488

Auto Parts & Equipment (1.2%)
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	455,900
1,150	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)(2)	(B+, B3)	10/15/22	7.375	1,144,250
2,100	UCI International LLC, Global Company Guaranteed Notes (Callable 05/02/16 @ 102.16)	(D, C)	02/15/19	8.625	414,750

					2,014,900

Banking (0.9%)
1,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	1,492,500

Building & Construction (2.3%)
1,400	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	1,379,000
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, B1)	11/01/21	2.000	295,000
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	1,216,125
900	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	812,250

					3,702,375

Building Materials (2.6%)
475	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(BB, B3)	12/15/23	5.750	495,188
1,600	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,464,000
1,250	Headwaters, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 103.63)	(B, B3)	01/15/19	7.250	1,293,750
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa1)	07/15/23	6.125	477,500
500	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/19 @ 104.25)(1)	(B, Caa1)	04/15/22	8.500	518,750

					4,249,188

Cable & Satellite TV (5.3%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)(1)	(BB-, B1)	01/15/22	6.500	818,000
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/02/16 @ 103.63)(1)	(B, B1)	02/01/20	7.250	1,803,750
500	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 05/02/16 @ 104.78)(1)	(B-, Caa1)	09/15/20	6.375	497,500
685	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba2)	06/01/24	5.250	612,219
1,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,035,000
1,175	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,222,000
400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	433,460
400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	435,800
700	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	686,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,200	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	$1,169,400

					8,713,129

Chemicals (5.1%)
1,225	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)(1)	(B+, B3)	06/01/23	6.875	1,212,750
150	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB, Ba3)	05/15/23	4.875	147,093
600	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 105.00)(1)	(BB+, Ba1)	10/15/25	10.000	688,500
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	495,000
475	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	516,563
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(CCC+, Caa1)	11/15/20	6.375	873,625
750	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 05/02/16 @ 102.94)(1),(2)	(B-, B3)	02/15/19	5.875	758,437
350	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 05/02/16 @ 103.06)(1),(2)	(B-, B3)	08/15/18	6.125	357,217
1,020	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 101.97)	(B-, B2)	11/01/18	7.875	1,014,900
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 100.00)(1),(3),(4),(5)	(NR, NR)	05/08/17	9.000	11,051
1,100	The Chemours Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/20 @ 103.50)(1)	(BB-, B1)	05/15/25	7.000	885,500
1,075	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 05/02/16 @ 104.78)(2)	(B+, Caa1)	08/15/20	6.375	831,781
600	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)(1),(2)	(B, Caa1)	07/15/23	6.750	588,750

					8,381,167

Consumer/Commercial/Lease Financing (1.1%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,730,000

Electronics (0.3%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	551,250

Energy - Exploration & Production (2.6%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	635,550
1,200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 05/02/16 @ 101.94)	(D, Caa3)	04/01/19	7.750	156,000
900	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	839,250
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 102.06)	(D, Ca)	02/15/18	8.250	99,985

958	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 05/03/16 @ 104.50)(1),(3),(6),(7)	(NR, NR)	03/28/19	8.400	316,078
1,050	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(2)	(B+, Caa1)	11/01/21	6.500	782,250
470	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(2)	(B+, Caa1)	03/15/22	6.875	350,150
1,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(CCC-, Caa3)	11/15/22	7.500	412,500
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 104.25)	(CC, Ca)	06/15/19	8.500	140,500
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(2)	(B, Caa2)	03/15/21	5.750	435,500

					4,167,763

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale (0.6%)
$1,000	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 103.63)(1)	(CCC+, B3)	05/01/19	7.250	$997,500

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.(4),(8)	(NR, NR)	10/23/19	0.000	1,750

Gaming (0.9%)
555	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 05/02/16 @ 100.00)(1)	(B-, Caa1)	11/15/19	7.250	541,125
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(9)	(B, B2)	02/15/21	8.250	896,524

					1,437,649

Gas Distribution (2.8%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,451,250
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(B+, B1)	05/15/23	6.000	145,140
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	633,750
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	316,750
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 05/02/16 @ 103.25)	(BB, B1)	03/01/20	6.500	1,990,000

					4,536,890

Health Facilities (3.0%)
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	1,664,625
1,075	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	1,104,562
800	Surgery Center Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 106.66)(1),(2)	(CCC+, Caa2)	04/15/21	8.875	802,000
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	1,033,750
300	Tenet Healthcare Corp., Global Senior Unsecured Notes(2)	(CCC+, B3)	06/15/23	6.750	288,750

					4,893,687

Health Services (0.5%)
900	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)(1)	(CCC+, Caa1)	02/15/21	6.000	879,750

Insurance Brokerage (1.7%)
775	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/02/16 @ 102.00)(1),(2),(6)	(CCC+, Caa2)	07/15/19	17.000	716,875
675	HUB International Ltd., Rule 144A, Secured Notes (Callable 02/15/17 @ 103.00)(1)	(CCC+, B3)	02/15/21	9.250	702,000

550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	543,125
900	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	867,375

					2,829,375

Investments & Misc. Financial Services (2.4%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 107.78)(1),(10)	(B+, B2)	10/01/19	10.375	1,150,738
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	341,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,252,438
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	391,406
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 103.50)(1)	(B, B2)	12/01/18	7.000	740,625

					3,876,207

Media Content (1.6%)
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1)	(BB-, B3)	02/15/22	6.125	997,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media Content
$573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	$605,231
1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	1,060,000

					2,662,731

Medical Products (0.5%)
875	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	875,000

Metals & Mining - Excluding Steel (3.0%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 103.50)(1),(2)	(CCC+, Caa2)	04/01/21	7.000	499,500
230	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes(1)	(B, B3)	10/01/18	10.000	166,750
1,050	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.06)(1)	(BB, B1)	12/15/20	6.125	963,375
1,400	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	1,484,000
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 05/02/16 @ 105.50)(3)	(NR, NR)	06/01/19	11.000	31,800
3,325	Taseko Mines Ltd., Company Guaranteed Notes (Callable 05/02/16 @ 101.94)(2)	(CCC, Caa2)	04/15/19	7.750	1,745,625

					4,891,050

Oil Field Equipment & Services (2.7%)
1,825	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	209,875
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 103.63)(1)	(B, Caa3)	12/01/17	7.250	223,500
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)(2)	(B-, Caa1)	07/15/22	6.750	688,750
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, Ca)	03/15/22	6.125	465,750
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/02/16 @ 104.31)(1)	(B+, B2)	11/01/18	8.625	1,012,500
1,320	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	9.750	594,000
565	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	12.000	488,470
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 101.97)(1)	(BB, Caa1)	01/15/19	7.875	768,750

					4,451,595

Oil Refining & Marketing (3.3%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	485,000
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	1,790,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 05/02/16 @ 105.34)	(BB-, B1)	11/15/20	7.125	960,375
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 05/02/16 @ 104.13)(2)	(BBB-, B1)	02/15/20	8.250	1,921,687
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	267,750

					5,424,812

Packaging (2.2%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)(1)	(CCC+, Caa1)	01/31/21	6.750	729,375
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)(1)	(NR, Caa1)	11/15/20	7.000	84,485
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/03/16 @ 104.63)(1),(9)	(CCC+, Caa1)	10/15/20	9.250	358,106
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 05/02/16 @ 104.13)(2)	(CCC+, Caa2)	02/15/21	8.250	1,905,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging
$450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)(1),(9)	(B-, Caa1)	02/15/23	7.750	$549,237

					3,626,703

Personal & Household Products (1.7%)
500	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(2)	(B+, B1)	03/15/25	5.250	459,375
800	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	804,920
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 102.25)	(B-, B3)	10/01/18	9.000	1,154,531
400	Prestige Brands, Inc. Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	419,000

					2,837,826

Pharmaceuticals (1.4%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1),(2)	(B+, B3)	09/01/23	7.875	710,000
800	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/18/16 @ 101.00)(1),(6)	(B-, Caa1)	05/15/19	14.750	805,500
250	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/17 @ 102.69)(1)	(B-, B3)	03/15/20	5.375	205,000
625	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)(1)	(B-, B3)	10/15/20	6.375	521,875

					2,242,375

Printing & Publishing (1.1%)
1,790	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 104.88)(1)	(BB-, B1)	08/01/18	9.750	1,765,388

Property & Casualty Insurance (0.5%)
1,150	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC+, Caa2)	10/01/22	8.500	740,313

Real Estate Development & Management (0.3%)
500	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	513,750

Real Estate Investment Trusts (2.9%)
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B3)	05/01/25	5.250	391,000
1,398	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,349,070

600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)(2)	(B+, B2)	07/01/21	6.500	585,750
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	524,375
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	1,202,906
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 103.31)(2)	(BB-, Ba3)	02/15/21	6.625	595,844

					4,648,945

Recreation & Travel (1.0%)
1,500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	1,440,000
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/02/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	258,125

					1,698,125

Software - Services (2.1%)
900	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(B-, B3)	06/01/21	8.625	684,000
1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	1,225,000
975	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa1)	04/01/22	8.750	531,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$1,998	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/02/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	$909,090

					3,349,465

Specialty Retail (1.0%)
775	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 105.00)(1)	(B-, Caa1)	11/15/18	10.000	698,469
350	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	351,750
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	498,750
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)(1),(9)	(CCC+, Caa1)	04/15/19	9.875	130,022

					1,678,991

Steel Producers/Products (0.8%)
1,500	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/02/16 @ 102.06)(1),(2)	(B-, Caa1)	03/15/18	8.250	1,342,500

Support - Services (3.3%)
250	Brand Energy & Infrastructure Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 106.38)(1)	(CCC+, Caa1)	12/01/21	8.500	236,250
1,075	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,122,300
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)(1)	(CCC+, Caa1)	11/15/21	7.250	581,250
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)(2)	(BB-, B3)	09/01/22	7.000	1,765,620
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)(1)	(B-, Caa1)	08/01/19	8.125	442,000
325	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/02/16 @ 103.50)(1)	(B+, B3)	05/15/18	7.000	327,438
875	The Hertz Corp., Global Company Guaranteed Notes (Callable 05/02/16 @ 101.88)	(B, B2)	10/15/18	7.500	891,187

					5,366,045

Tech Hardware & Equipment (3.9%)
500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	525,625
900	Anixter, Inc., Rule 144A, Company Guaranteed Notes(1)	(BB, Ba3)	03/01/23	5.500	913,500
750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 102.25)(1)	(B, B2)	04/01/19	9.000	510,000
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/16 @ 103.50)(1),(2)	(B, B2)	04/01/19	7.000	476,000
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(B+, Ba3)	09/01/22	5.500	1,565,500
875	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)(1)	(B, B2)	06/15/25	6.000	887,578
1,000	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	825,000
625	Western Digital Corp., Rule 144A, Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	625,000

					6,328,203

Telecom - Satellite (1.0%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB, B3)	06/15/21	7.625	539,238
700	Intelsat Jackson Holdings S.A., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.00)(1),(2)	(B-, B1)	02/15/24	8.000	722,750
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/16 @ 101.69)(2)	(CC, Ca)	06/01/18	6.750	191,875
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CC, Ca)	06/01/21	7.750	242,000

					1,695,863

Telecom - Wireless (2.2%)
225	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	173,203
650	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	06/15/24	7.125	485,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireless
$700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B, Caa1)	02/15/25	7.625	$523,250
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	730,625
1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,618,312

					3,531,265

Telecom - Wireline Integrated & Services (0.9%)
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)(2)	(B, B2)	01/15/23	4.500	820,000
625	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B-, Caa1)	04/01/23	6.000	626,950

					1,446,950

Theaters & Entertainment (2.2%)
250	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)(1)	(BB+, Baa3)	09/15/21	5.625	264,063
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	800,187
650	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	687,375
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,896,675

					3,648,300

Transport Infrastructure/Services (0.4%)
1,600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)(1)	(B, B3)	01/15/22	7.375	584,000

TOTAL CORPORATE BONDS (Cost $148,613,095)					124,655,763

BANK LOANS (13.7%)
Auto Parts & Equipment (1.0%)
1,200	Jason, Inc.(4),(11)	(CCC+, Caa1)	06/30/22	9.000	906,000
751	U.S. Farathane LLC(11)	(B+, B2)	12/23/21	6.750	750,500

					1,656,500

Building Materials (0.7%)
1,085	Panolam Industries International, Inc.(4),(11)	(BB-, B2)	08/23/17	7.519	1,074,082

Chemicals (2.3%)
750	Chromaflo Technologies Corp.(11)	(CCC+, Caa2)	06/02/20	8.250	581,250
1,960	Ravago Holdings America, Inc.(11)	(BB+, B2)	12/20/20	5.500	1,957,550
1,500	Solenis International LP(11)	(B-, Caa1)	07/31/22	7.750	1,268,250

					3,807,050

Diversified Capital Goods (0.5%)
930	Dynacast International LLC(11)	(B-, Caa1)	01/30/23	9.500	864,900

Food - Wholesale (0.2%)
500	Del Monte Foods, Inc.(11)	(CCC, Caa1)	08/18/21	8.250	360,000

Gaming (1.0%)
748	CBAC Borrower LLC(11)	(B-, B3)	07/02/20	8.250	725,681
995	ROC Finance LLC(11)	(B+, B2)	06/20/19	5.000	965,051

					1,690,732

Health Services (0.5%)
1,000	Phillips-Medisize Corp.(11)	(CCC+, Caa2)	06/16/22	8.250	870,000

Investments & Misc. Financial Services (0.8%)
456	Liquidnet Holdings, Inc.(11)	(B, B3)	05/22/19	7.750	447,125
1,000	Mergermarket U.S.A., Inc.(11)	(CCC+, Caa2)	02/04/22	7.500	880,000

					1,327,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (0.7%)
$1,250	CPM Holdings, Inc.(4),(11)	(B, Caa1)	04/10/23	10.250	$1,187,500

Media Content (0.3%)
500	DLG Acquisitions Ltd.(9),(11)	(B-, Caa2)	06/30/22	8.250	518,852

Oil Field Equipment & Services (0.3%)
1,000	Shelf Drilling Holdings Ltd.(11)	(B-, B3)	10/08/18	10.000	480,000

Recreation & Travel (1.2%)
978	Abercrombie & Kent U.S. Group Holdings, Inc.(4),(5),(11)	(NR, NR)	12/07/18	5.000	943,288
1,000	Legendary Pictures Funding LLC(4),(11)	(NR, NR)	04/22/20	7.000	982,500

					1,925,788

Software - Services (1.8%)
1,000	Deltek, Inc.(11)	(CCC+, Caa2)	06/25/23	9.500	965,000
1,000	Eze Castle Software, Inc.(11)	(CCC+, Caa1)	04/05/21	7.250	951,665
980	Intralinks, Inc.(4),(11)	(BB, B2)	02/24/19	7.250	972,650

					2,889,315

Specialty Retail (0.9%)
1,500	BJ’s Wholesale Club, Inc.(11)	(CCC, Caa2)	03/26/20	8.500	1,389,375

Steel Producers/Products (0.6%)
1,000	Atkore International, Inc.(11)	(CCC+, Caa2)	10/09/21	7.750	927,500

Telecom - Wireline Integrated & Services (0.6%)
1,000	Omnitracs, Inc.(11)	(CCC+, Caa1)	05/25/21	8.750	936,670

Theaters & Entertainment (0.3%)
1,000	CKX, Inc.(4),(5),(11)	(CCC-, Caa2)	06/21/17	11.000	425,000

TOTAL BANK LOANS (Cost $24,260,756)					22,330,389

ASSET BACKED SECURITIES (6.0%)
Collateralized Debt Obligations (6.0%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A(1),(4),(8)	(NR, NR)	01/20/25	0.000	517,953
2,000	CIFC Funding Ltd., 2012-2A, Rule 144A(1),(11)	(BB-, NR)	12/05/24	6.386	1,744,880
1,250	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(11)	(NR, Ba3)	07/15/26	5.652	833,440
1,000	ECP CLO Ltd., 2013-5A, Rule 144A(1),(11)	(BB, NR)	01/20/25	4.824	496,132
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A(1),(11)	(BB, NR)	11/15/24	6.018	836,333
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A(1),(11)	(B, NR)	03/14/22	7.002	861,470
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A(1),(11)	(BB-, NR)	01/15/26	5.222	607,709
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(11)	(BB, NR)	01/20/25	5.374	710,220
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(11)	(B, NR)	08/13/25	6.518	992,235
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A(1),(11)	(BB, NR)	08/14/23	6.818	765,899
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(8)	(NR, NR)	04/15/26	0.000	548,874
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(11)	(NR, Ba2)	07/15/26	5.622	946,141

TOTAL ASSET BACKED SECURITIES (Cost $13,029,262)					9,861,286

Number of Shares

COMMON STOCKS (0.0%)
Building Materials (0.0%)
372	Dayton Superior Corp.(4),(5),(12)				—

Gaming (0.0%)
36,250	Majestic Holdco LLC(4),(12)				8,609
1,500	Progressive Gaming International Corp.(4),(12)				6

					8,615

Metals & Mining (0.0%)
6,154	White Forest Resources, Inc.(5),(12)				45,971

TOTAL COMMON STOCKS (Cost $1,708,044)					54,586

Number of Shares				Value

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(4),(5),(12) (Cost $156,000)			$—

SHORT-TERM INVESTMENTS (13.6%)
17,990,240	State Street Navigator Prime Portfolio, 0.49%(13)			17,990,240

Par (000)		Maturity	Rate%

$4,303	State Street Bank and Trust Co. Euro Time Deposit	04/01/16	0.010	4,303,394

TOTAL SHORT-TERM INVESTMENTS (Cost $22,293,634)				22,293,634

TOTAL INVESTMENTS AT VALUE (109.6%) (Cost $210,060,791)				179,195,658

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.6%)				(15,701,842)

NET ASSETS (100.0%)				$163,493,816

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $76,960,555 or 47.1% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	Bond is currently in default.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(7)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(8)	Zero-coupon security.
(9)	This security is denominated in Euro.
(10)	This security is denominated in British Pound.
(11)	Variable rate obligations — The interest rate is the rate as of March 31, 2016.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2016.

Investment Abbreviation

NR = Not Rated (unaudited)

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	73,000	USD	82,828	04/15/16	Morgan Stanley	$82,828	$83,215	$387
USD	2,514,133	EUR	2,309,500	04/15/16	Morgan Stanley	(2,514,133)	(2,632,675)	(118,542)
USD	1,194,961	GBP	828,000	04/15/16	Morgan Stanley	(1,194,961)	(1,190,123)	4,838

								$(113,317)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$123,560,492	$1,095,271		$124,655,763
Bank Loans	—	10,201,987	12,128,402		22,330,389
Asset Backed Securities	—	9,861,286	—		9,861,286
Common Stocks	6	8,609	45,971		54,586
Preferred Stocks	—	—	0	[1]	0	[1]
Short-term Investments	—	22,293,634	—		22,293,634

	$6	$165,926,008	$13,269,644		$179,195,658

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,225	$—		$5,225

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$118,542	$—		$118,542

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Total
Balance as of December 31, 2015	$118,037	$11,031,469	$—	$—	$11,149,506
Accrued discounts (premiums)	(4,512)	11,474	—	—	6,962
Purchases	2,107,200	747,500	1,384,614	—	4,239,314
Sales	(438)	(705,463)	—	—	(705,901)
Realized gain (loss)	(349,563)	(7,133)	—	—	(356,696)
Change in unrealized appreciation (depreciation)	(775,453)	(225,701)	(1,338,643)	—	(2,339,797)
Transfers into Level 3	—	3,140,051	—	—	3,140,051
Transfers out of Level 3	—	(1,863,795)	—	—	(1,863,795)

Balance as of March 31, 2016	$1,095,271	$12,128,402	$45,971	—	$13,269,644

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(1,125,453)	$(86,961)	$(1,338,643)	$—	$(2,551,057)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 3/31/2016	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$1,095,271	Vendor Pricing	Single Broker Quote	$0.00 – $0.86 ($0.35)
Bank Loans	$12,128,402	Vendor Pricing	Single Broker Quote	$0.43 – $1.00 ($0.89)
Common Stocks	$45,971	Vendor Pricing	Single Broker Quote	$0.00 – $7.47 ($7.04)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the quarter ended March 31, 2016, there was no transfers in and out of Level 1 and Level 2, but there were $3,140,051 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $1,863,795 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp

Name: John G. Popp

Title:  Chief Executive Officer and President

Date:  May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name: John G. Popp

Title:  Chief Executive Officer and President

Date:  May 19, 2016

/s/ Rocco DelGuercio

Name: Rocco DelGuercio

Title:  Chief Financial Officer

Date:  May 19, 2016